Earnings per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Numerator:
Net income	$ 12,184	$ 26,362	$ 35,954	$ 46,396
Less:
Dividend on Series B preferred shares	0	(27)	0	(54)
Dividend on Series D preferred shares	0	(61)	0	(199)
Dividend declared on restricted shares	(35)	(70)	(70)	(140)
Undistributed income attributable to Series C participating preferred shares	(591)	(1,271)	(1,752)	(2,233)
Net income attributable to common shareholders, basic	11,558	24,933	34,132	43,770
Plus:
Dividend on Series B preferred shares	0	27	0	54
Dividend on Series D preferred shares	0	61	0	199
Dividend declared on restricted shares	35	70	70	140
Net income attributable to common shareholders, diluted	$ 11,593	$ 25,091	$ 34,202	$ 44,163
Denominator:
Denominator for basic net income per share - weighted average shares	150,084,084	150,580,595	149,668,699	150,455,682
Series A preferred stock	0	1,200,000	468,132	1,200,000
Series B preferred stock	0	216,000	0	216,000
Series D preferred stock	0	801,020	0	1,069,258
Restricted shares	700,005	1,400,006	700,005	1,400,006
Denominator for diluted net income per share - adjusted weighted average shares	150,784,089	154,197,621	150,836,836	154,340,946
Basic net income per share	$ 0.08	$ 0.17	$ 0.23	$ 0.29
Diluted net income per share	$ 0.08	$ 0.16	$ 0.23	$ 0.29